9. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of option-based payments and compensation

Key management personnel include directors and executive officers of the Company. The option based payment amounts (non-cash item) and compensation paid or payable to key management personnel is as follows:

	2023	2022	2021

Remuneration or fees	$183,412	$186,625	$184,400
Option based payments (non-cash item)	333,918	3,836,669	221,193
Total compensation for key management personnel	$517,330	$4,023,293	$405,593